Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost as of January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Amortization as of January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book value as of January 1, 2023	54.2	14.4	1.8	70.3

Twelve month period ended December 31, 2023
Opening net book value	54.2	14.4	1.8	70.3
Additions	1.2	3.1	—	4.4
Amortization	(4.5)	(5.5)	—	(10.1)
Exchange Difference	—	(0.1)	—	(0.1)
Net book value as of December 31, 2023	50.9	11.9	1.8	64.6

Cost as of December 31, 2023	70.4	29.0	1.8	101.2
Accumulated Amortization as of December 31, 2023	(19.6)	(17.1)	—	(36.6)
Net book value as of December 31, 2023	50.9	11.9	1.8	64.6

Twelve month period ended December 31, 2024
Opening net book value	50.9	11.9	1.8	64.6
Additions	1.4	3.0	—	4.5
Amortization	(4.7)	(6.0)	—	(10.8)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3

Cost as of December 31, 2024	71.8	32.1	1.8	105.7
Accumulated Amortization as of December 31, 2024	(24.3)	(23.1)	—	(47.4)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3